Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 7
Entity Central Index Key	0000803191
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
PGIM Jennison Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class A
Trading Symbol	PBEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class A	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 642,129,067
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATI S TICS AS OF 2/28/2025?
Fund’s net assets	$ 642,129,067
Number of fund holdings	60
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	14.0%
Oil, Gas & Consumable Fuels	9.5%
Aerospace & Defense	6.5%
Insurance	5.8%
Multi-Utilities	5.1%
Capital Markets	5.0%
Pharmaceuticals	4.8%
Software	4.5%
Consumer Staples Distribution & Retail	3.7%
Biotechnology	3.7%
Interactive Media & Services	2.7%
Chemicals	2.7%
Machinery	2.6%
Semiconductors & Semiconductor Equipment	2.5%
Communications Equipment	2.1%
Automobiles	1.8%
Technology Hardware, Storage & Peripherals	1.7%
Specialized REITs	1.6%
Industrial Conglomerates	1.5%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.5%
Personal Care Products	1.5%
Building Products	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.4%
Ground Transportation	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Residential REITs	1.2%
Health Care Providers & Services	1.2%
Passenger Airlines	1.2%
Beverages	1.1%
Industrial REITs	1.0%
Entertainment	1.0%
Electric Utilities	1.0%
Household Durables	0.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Jennison Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class C
Trading Symbol	PEICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE
F
UND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class C	$93	1.82%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.82%
Net Assets	$ 642,129,067
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 642,129,067
Number of fund holdings	60
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	14.0%
Oil, Gas & Consumable Fuels	9.5%
Aerospace & Defense	6.5%
Insurance	5.8%
Multi-Utilities	5.1%
Capital Markets	5.0%
Pharmaceuticals	4.8%
Software	4.5%
Consumer Staples Distribution & Retail	3.7%
Biotechnology	3.7%
Interactive Media & Services	2.7%
Chemicals	2.7%
Machinery	2.6%
Semiconductors & Semiconductor Equipment	2.5%
Communications Equipment	2.1%
Automobiles	1.8%
Technology Hardware, Storage & Peripherals	1.7%
Specialized REITs	1.6%
Industrial Conglomerates	1.5%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.5%
Personal Care Products	1.5%
Building Products	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.4%
Ground Transportation	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Residential REITs	1.2%
Health Care Providers & Services	1.2%
Passenger Airlines	1.2%
Beverages	1.1%
Industrial REITs	1.0%
Entertainment	1.0%
Electric Utilities	1.0%
Household Durables	0.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Jennison Value Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class R
Trading Symbol	JDVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Co sts paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R	$60	1.18%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%
Net Assets	$ 642,129,067
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 642,129,067
Number of fund holdings	60
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	14.0%
Oil, Gas & Consumable Fuels	9.5%
Aerospace & Defense	6.5%
Insurance	5.8%
Multi-Utilities	5.1%
Capital Markets	5.0%
Pharmaceuticals	4.8%
Software	4.5%
Consumer Staples Distribution & Retail	3.7%
Biotechnology	3.7%
Interactive Media & Services	2.7%
Chemicals	2.7%
Machinery	2.6%
Semiconductors & Semiconductor Equipment	2.5%
Communications Equipment	2.1%
Automobiles	1.8%
Technology Hardware, Storage & Peripherals	1.7%
Specialized REITs	1.6%
Industrial Conglomerates	1.5%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.5%
Personal Care Products	1.5%
Building Products	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.4%
Ground Transportation	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Residential REITs	1.2%
Health Care Providers & Services	1.2%
Passenger Airlines	1.2%
Beverages	1.1%
Industrial REITs	1.0%
Entertainment	1.0%
Electric Utilities	1.0%
Household Durables	0.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Jennison Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class Z
Trading Symbol	PEIZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class Z	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 642,129,067
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 642,129,067
Number of fund holdings	60
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	14.0%
Oil, Gas & Consumable Fuels	9.5%
Aerospace & Defense	6.5%
Insurance	5.8%
Multi-Utilities	5.1%
Capital Markets	5.0%
Pharmaceuticals	4.8%
Software	4.5%
Consumer Staples Distribution & Retail	3.7%
Biotechnology	3.7%
Interactive Media & Services	2.7%
Chemicals	2.7%
Machinery	2.6%
Semiconductors & Semiconductor Equipment	2.5%
Communications Equipment	2.1%
Automobiles	1.8%
Technology Hardware, Storage & Peripherals	1.7%
Specialized REITs	1.6%
Industrial Conglomerates	1.5%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.5%
Personal Care Products	1.5%
Building Products	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.4%
Ground Transportation	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Residential REITs	1.2%
Health Care Providers & Services	1.2%
Passenger Airlines	1.2%
Beverages	1.1%
Industrial REITs	1.0%
Entertainment	1.0%
Electric Utilities	1.0%
Household Durables	0.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Jennison Value Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class R6
Trading Symbol	PJVQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R6	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 642,129,067
Holdings Count | Holdings	60
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?
Fund’s net assets	$ 642,129,067
Number of fund holdings	60
Portfolio turnover rate for the period	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	14.0%
Oil, Gas & Consumable Fuels	9.5%
Aerospace & Defense	6.5%
Insurance	5.8%
Multi-Utilities	5.1%
Capital Markets	5.0%
Pharmaceuticals	4.8%
Software	4.5%
Consumer Staples Distribution & Retail	3.7%
Biotechnology	3.7%
Interactive Media & Services	2.7%
Chemicals	2.7%
Machinery	2.6%
Semiconductors & Semiconductor Equipment	2.5%
Communications Equipment	2.1%
Automobiles	1.8%
Technology Hardware, Storage & Peripherals	1.7%
Specialized REITs	1.6%
Industrial Conglomerates	1.5%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.5%
Personal Care Products	1.5%
Building Products	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.4%
Ground Transportation	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Residential REITs	1.2%
Health Care Providers & Services	1.2%
Passenger Airlines	1.2%
Beverages	1.1%
Industrial REITs	1.0%
Entertainment	1.0%
Electric Utilities	1.0%
Household Durables	0.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%